Goodwill and Other Intangible Assets (Goodwill Allocated to Business Segments) (Details) In Thousands	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Corporate Banking [Member] KRW	Dec. 31, 2009 Corporate Banking [Member] KRW	Dec. 31, 2010 Credit Card Operations [Member] KRW	Dec. 31, 2009 Credit Card Operations [Member] KRW	Dec. 31, 2010 Other [Member] KRW	Dec. 31, 2009 Other [Member] KRW
Goodwill	$ 518,224	585,904,000	579,450,000	145,985,000	145,985,000	248,472,000	248,472,000	191,447,000	184,993,000